Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 2,130,871	$ 2,130,871
Less: accumulated amortization	(608,854)	(395,808)
Effects of currency translation	(12,911)	7,395
Intangible assets, net	1,509,106	1,742,458
Patent rights [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 2,130,871	$ 2,130,871